Call Money and Funds Purchased	12 Months Ended
Mar. 31, 2024
Call Money And Funds Purchased [Abstract]
Call Money and Funds Purchased	CALL MONEY AND FUNDS PURCHASED
A summary of funds transactions for the fiscal years ended March 31, 2023 and 2024 is as follows:

	2023	2024
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥3,437,614	¥5,094,171
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.01%	0.09%